Convertible Debentures - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($)	May 25, 2021 CAD ($) $ / shares	May 25, 2021 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 12, 2021	May 25, 2021 $ / shares	Dec. 07, 2020 USD ($) $ / shares	Jul. 12, 2020
Disclosure Of Convertible Debentures [Line Items]
Proceeds from issuance of convertible debentures, net of costs					$ 5,424,661	$ 5,285,997		$ 22,865,049
Debentures outstanding					$ 22,295,710	19,534,988
Broker warrants issued | shares					115,760
2019 Convertible debentures liability [Member]
Disclosure Of Convertible Debentures [Line Items]
Debentures outstanding					$ 22,185,170	19,534,988
2021 Convertible debentures liability [Member]
Disclosure Of Convertible Debentures [Line Items]
Debentures outstanding					$ 69,034
Percentage of debt extinguishment											99.20%
2021 Convertible debentures liability [Member] | Two Tranches [Member]
Disclosure Of Convertible Debentures [Line Items]
Proceeds from issuance of convertible debentures, net of costs						5,285,997	$ 4,146,825
Debentures outstanding						$ 5,285,997
Convertible Debentures [Member] | 2019 Convertible debentures liability [Member]
Disclosure Of Convertible Debentures [Line Items]
Proceeds from issuance of convertible debentures, net of costs	$ 23,507,500
Borrowings, Interest rate	10.00%
Borrowings, maturity	mature on May 31, 2022	mature on June 30, 2022
Notional amount	$ 23,457,500
Convertible debentures, number of units issuable upon conversion | shares	1,563,833
Convertible debentures conversion price | $ / shares	$ 15
Warrants exercise price | $ / shares	$ 22.5
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member]
Disclosure Of Convertible Debentures [Line Items]
Proceeds from issuance of convertible debentures, net of costs			$ 11,328,870	$ 8,884,000
Borrowings, Interest rate					8.00%					8.00%				8.00%
Borrowings, maturity					January 2024
Notional amount													$ 10,000,000
Issue of debentures, Price per debenture | $ / shares													$ 100
Debentures outstanding										$ 75,000
Tranche description			six tranches between December 7, 2020 and May 25, 2021	six tranches between December 7, 2020 and May 25, 2021
Debt conversion price per share		$ 5.75			$ 5.84				$ 4.59	$ 4.59
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member] | Embeded Derivative Deventures Two Thousand Twenty One [Member]
Disclosure Of Convertible Debentures [Line Items]
Transaction costs related to financial liabilities					401,250
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member] | Broker Warrants [Member]
Disclosure Of Convertible Debentures [Line Items]
Transaction costs related to financial liabilities					$ 1,061,854
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member] | Bottom of range [member]
Disclosure Of Convertible Debentures [Line Items]
Convertible debentures conversion price | (per share)			$ 4.11									$ 3.42
Convertible Debentures [Member] | 2021 Convertible debentures liability [Member] | Top of range [member]
Disclosure Of Convertible Debentures [Line Items]
Convertible debentures conversion price | (per share)			$ 8.28									$ 6.6